Note 24 - Subsequent Event	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Subsequent Events [Text Block]
24.	Subsequent event

In
January 2019,
the Company acquired a controlling interest in a real estate services firm operating in Central and Southeast Virginia. The initial cash consideration for the acquisition was
$15,876.
This acquisition will be accounted for using the acquisition method of accounting for business combinations.